Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 4,887,550	$ 4,576,697		$ 4,288,640
Operating expenses:
Cost of revenue	3,159,941	2,957,547		2,810,967
Research and development	374,855	354,706		312,941
Selling, general and administrative	570,707	528,572		487,255
Amortization of purchased intangible assets and other	57,156	71,075		78,784
Restructuring charges	70,901	0		0
Total operating expenses	4,233,560	3,911,900		3,689,947
Operating income	653,990	664,797		598,693
Interest and other expense, net	(17,629)	(26,391)		(10,797)
Gain from sale of a business	0	10,000		226,410
Income before income taxes	636,361	648,406		814,306
Income taxes	93,399	98,905		125,932
Net income	542,962	549,501	[1]	688,374	[1]
Net income attributable to noncontrolling interests	2,253	0		0
Net income attributable to Amdocs Limited	$ 540,709	$ 549,501		$ 688,374
Basic earnings per share attributable to Amdocs Limited	$ 4.52	$ 4.47		$ 5.36
Diluted earnings per share attributable to Amdocs Limited	$ 4.49	$ 4.44		$ 5.32

[1]	In fiscal years 2022 and 2021, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.